Income taxes	12 Months Ended
Mar. 31, 2017
Income taxes

15. Income taxes:

The components of income before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Income before income taxes:
Parent company and domestic subsidiaries	1,685,909	1,834,413	1,423,208
Foreign subsidiaries	1,206,919	1,148,968	770,617

	2,892,828	2,983,381	2,193,825

The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Current income tax expense:
Parent company and domestic subsidiaries	552,122	591,868	435,560
Foreign subsidiaries	368,234	253,512	246,639

Total current	920,356	845,380	682,199

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(77,653)	(40,934)	(21,756)
Foreign subsidiaries	50,766	73,823	(31,543)

Total deferred	(26,887)	32,889	(53,299)

Total provision	893,469	878,269	628,900

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 35.2%, 32.9% and 31.1% for the years ended March 31, 2015, 2016 and 2017, respectively. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2015	2016	2017
Statutory tax rate	35.2%	32.9%	31.1%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.5	0.3	0.4
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.0	1.0	1.3
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	2.5	2.4	3.3
Valuation allowance	(0.5)	(0.4)	(0.6)
Tax credits	(5.3)	(4.7)	(4.8)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(2.4)	(1.3)	(1.9)
Unrecognized tax benefits adjustments	3.2	0.2	0.4
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	(1.9)	(0.5)	—
Other	(2.4)	(0.5)	(0.5)

Effective income tax rate	30.9%	29.4%	28.7%

“Unrecognized tax benefits adjustments” for the year ended March 31, 2015 reflects a charge for the settlement of a pre 2012 tax position in a foreign jurisdiction.

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2016	2017
Deferred tax assets
Accrued pension and severance costs	283,713	219,465
Accrued expenses and liabilities for quality assurances	586,628	644,936
Other accrued employees’ compensation	116,420	114,752
Operating loss carryforwards for tax purposes	201,957	76,317
Allowance for doubtful accounts and credit losses	68,686	82,916
Property, plant and equipment and other assets	241,454	234,372
Other	275,023	335,992

Gross deferred tax assets	1,773,881	1,708,750
Less - Valuation allowance	(151,665)	(146,623)

Total deferred tax assets	1,622,216	1,562,127

Deferred tax liabilities
Unrealized gains on securities, net	(692,972)	(692,962)
Undistributed earnings of foreign subsidiaries	(30,112)	(28,544)
Undistributed earnings of affiliated companies accounted for by the equity method	(656,448)	(709,094)
Basis difference of acquired assets	(31,171)	(31,861)
Lease transactions	(1,073,518)	(973,000)
Other	(93,206)	(46,407)

Gross deferred tax liabilities	(2,577,427)	(2,481,868)

Net deferred tax liability	(955,211)	(919,741)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2016	2017
Deferred tax assets
Deferred income taxes (Current assets)	967,607	—
Investments and other assets - Other	151,431	503,985
Deferred tax liabilities
Other current liabilities	(28,160)	—
Deferred income taxes (Long-term liabilities)	(2,046,089)	(1,423,726)

Net deferred tax liability	(955,211)	(919,741)

The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for deferred tax assets which are not more-likely-than-not to be realized.

The accounting for deferred tax assets represents Toyota’s current best estimate based on all available evidence. Unanticipated events or changes could result in re-evaluating the realizability of deferred tax assets.

Operating loss carryforwards for tax purposes as of March 31, 2017 in Japan and foreign countries were ¥62,223 million and ¥184,364 million, respectively, and are available as an offset against future taxable income. The majority of these carryforwards in Japan and foreign countries expire in years 2018 to 2026 and expire in years 2018 to 2037, respectively. Tax credit carryforwards as of March 31, 2017 in Japan and foreign countries were ¥2,774 million and ¥32,073 million, respectively, and the majority of these carryforwards in Japan and foreign countries expire in years 2018 to 2020 and expire in years 2018 to 2037, respectively.

The valuation allowance mainly relates to deferred tax assets of operating loss and foreign tax credit carryforwards for tax purposes that are not more-likely-than-not to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2015, 2016 and 2017 consist of the following:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Valuation allowance at beginning of year	189,894	169,811	151,665
Additions	34,485	33,243	27,147
Deductions	(50,247)	(43,723)	(37,891)
Other	(4,321)	(7,666)	5,702

Valuation allowance at end of year	169,811	151,665	146,623

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2015, 2016 and 2017.

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥3,454,027 million as of March 31, 2017. Toyota estimates an additional tax provision of ¥129,885 million would be required if the full amount of those undistributed earnings were remitted.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2015, 2016 and 2017 is as follows:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Balance at beginning of year	19,393	13,644	19,250
Additions based on tax positions related to the current year	593	1,001	8,187
Additions for tax positions of prior years	94,852	6,378	6,076
Reductions for tax positions of prior years	(4,015)	(77)	(5,593)
Reductions for tax positions related to lapse of statute of limitations	(58)	(7)	(9)
Reductions for settlements	(98,929)	(427)	(6,317)
Other	1,808	(1,262)	(41)

Balance at end of year	13,644	19,250	21,553

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2015, 2016 and 2017, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2015, 2016 and 2017, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after April 1, 2010 and April 1, 2002, with various tax jurisdictions in Japan and foreign countries, respectively.